UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER: 811-21484

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER:	Calamos Strategic Total Return Fund

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES:	2020 Calamos Court Naperville, Illinois 60563-2787

NAME AND ADDRESS OF AGENT FOR SERVICE:	John P. Calamos, Sr., Founder, Chairman and Global Chief Investment Officer Calamos Advisors LLC, 2020 Calamos Court, Naperville, Illinois 60563-2787

REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (630) 245-7200

DATE OF FISCAL YEAR END: October 31, 2018

DATE OF REPORTING PERIOD: July 31, 2018

Calamos Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JULY 31, 2018 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE

CORPORATE BONDS (22.0%)
	Consumer Discretionary (3.3%)
837,000	AV Homes, Inc.
	6.625%, 05/15/22	$863,223
1,233,000	Beverages & More, Inc.*
	11.500%, 06/15/22	986,899
1,451,000	Boyd Gaming Corp.*
	6.000%, 08/15/26	1,462,238
1,403,000	Caesars Resort Collection, LLC / CRC Finco, Inc.*^
	5.250%, 10/15/25	1,352,646
	CCO Holdings, LLC / CCO Holdings Capital Corp.
2,322,000	5.125%, 05/01/27*^	2,220,262
1,185,000	5.750%, 09/01/23	1,206,117
489,000	5.000%, 02/01/28*^	459,895
	Century Communities, Inc.
1,692,000	6.875%, 05/15/22	1,731,610
1,499,000	5.875%, 07/15/25	1,417,732
3,289,000	Dana Financing Luxembourg Sarl*
	6.500%, 06/01/26	3,337,759
	DISH DBS Corp.
2,157,000	6.750%, 06/01/21	2,174,493
1,978,000	5.875%, 11/15/24^	1,653,301
1,437,000	7.750%, 07/01/26^	1,257,706
2,680,000	Eldorado Resorts, Inc.
	6.000%, 04/01/25	2,718,163
1,388,000	ESH Hospitality, Inc.*
	5.250%, 05/01/25	1,347,956
784,000	GameStop Corp.*^
	6.750%, 03/15/21	799,856
	GLP Capital, LP / GLP Financing II, Inc.
1,451,000	5.250%, 06/01/25µ	1,481,406
571,000	5.750%, 06/01/28^	581,977
1,132,000	goeasy, Ltd.*µ
	7.875%, 11/01/22	1,190,655
1,451,000	Guitar Center Escrow Issuer, Inc.*
	9.500%, 10/15/21	1,423,039
4,450,000	L Brands, Inc.µ
	6.875%, 11/01/35	3,839,237
1,253,000	M/I Homes, Inc.
	5.625%, 08/01/25	1,183,001
2,699,000	Mattel, Inc.*^
	6.750%, 12/31/25	2,624,400
1,320,000	Mclaren Finance, PLC*
	5.750%, 08/01/22	1,314,113
	Meritage Homes Corp.
3,173,000	7.000%, 04/01/22	3,427,126
2,418,000	7.150%, 04/15/20	2,536,458
1,354,000	Penske Automotive Group, Inc.
	5.500%, 05/15/26	1,323,244
	PetSmart, Inc.*
1,901,000	5.875%, 06/01/25^	1,508,453
256,000	8.875%, 06/01/25	176,257
	Rite Aid Corp.
2,921,000	7.700%, 02/15/27	2,561,250
871,000	6.125%, 04/01/23*^	878,721
7,360,000	Royal Caribbean Cruises, Ltd.^µ
	7.500%, 10/15/27	8,820,886
2,622,000	Salem Media Group, Inc.*
	6.750%, 06/01/24	2,381,366
PRINCIPAL AMOUNT		VALUE
1,684,000	Sally Holdings, LLC / Sally Capital, Inc.^
	5.625%, 12/01/25	$1,575,896
1,451,000	Sotheby’s*
	4.875%, 12/15/25	1,392,829
1,161,000	VOC Escrow, Ltd.*µ
	5.000%, 02/15/28	1,118,293
		66,328,463
	Consumer Staples (1.1%)
571,000	Albertsons Companies, Inc.*^µ‡
	6.085%, 01/15/24
	3 mo. USD LIBOR + 3.75%	578,477
1,388,000	Albertsons Companies, LLC / Safeway, Inc. / New Albertson’s, Inc. / Albertson’s, LLC^
	5.750%, 03/15/25	1,250,491
1,828,000	Fresh Market, Inc.*
	9.750%, 05/01/23	1,298,666
	JBS USA LUX, SA / JBS USA Finance, Inc.*
6,868,000	7.250%, 06/01/21	6,944,200
2,380,000	5.750%, 06/15/25	2,242,733
2,031,000	6.750%, 02/15/28	1,934,873
	New Albertson’s, Inc.
1,794,000	7.450%, 08/01/29^	1,495,182
648,000	8.000%, 05/01/31	553,606
411,000	7.750%, 06/15/26	358,752
	Pilgrim’s Pride Corp.*
2,191,000	5.875%, 09/30/27	2,060,022
580,000	5.750%, 03/15/25	556,812
	Post Holdings, Inc.*^
1,383,000	5.750%, 03/01/27	1,350,416
290,000	5.625%, 01/15/28	277,025
	Simmons Foods, Inc.*
871,000	7.750%, 01/15/24	901,764
692,000	5.750%, 11/01/24	573,364
		22,376,383
	Energy (3.6%)
435,000	Berry Petroleum Company, LLC*
	7.000%, 02/15/26	453,390
867,000	Bruin E&P Partners, LLC*
	8.875%, 08/01/23	876,437
1,427,000	Buckeye Partners, LPµ‡
	6.375%, 01/22/78
	3 mo. USD LIBOR + 4.02%	1,315,551
2,902,000	Calfrac Holdings, LP*
	8.500%, 06/15/26	2,805,523
2,036,000	California Resources Corp.*^
	8.000%, 12/15/22	1,832,451
2,023,000	Carrizo Oil & Gas, Inc.^
	6.250%, 04/15/23	2,064,411
1,451,000	Chaparral Energy, Inc.*
	8.750%, 07/15/23	1,458,756
1,403,000	Chesapeake Energy Corp.^
	8.000%, 01/15/25	1,439,562
285,000	CONSOL Energy, Inc.*
	11.000%, 11/15/25	315,904
2,370,000	DCP Midstream Operating, LP*‡
	5.850%, 05/21/43
	3 mo. USD LIBOR + 3.85%	2,177,852
547,000	DCP Midstream, LP^‡
	7.375%, 08/01/30
	3 mo. USD LIBOR + 5.15%	543,458

See accompanying Notes to Schedule of Investments

1

Calamos Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JULY 31, 2018 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
	Denbury Resources, Inc.^
1,291,000	5.500%, 05/01/22	$1,172,912
919,000	9.250%, 03/31/22*	975,587
498,000	Diamond Offshore Drilling, Inc.^
	7.875%, 08/15/25	517,708
	Energy Transfer Equity, LP
2,080,000	5.500%, 06/01/27^	2,134,683
556,000	5.875%, 01/15/24µ	580,934
3,323,000	Energy Transfer Partners, LP^µ‡
	5.361%, 11/01/66
	3 mo. USD LIBOR + 3.02%	2,880,842
	Enterprise Products Operating, LLCµ‡
2,210,000	4.875%, 08/16/77^
	3 mo. USD LIBOR + 2.99%	2,114,605
590,000	5.375%, 02/15/78
	3 mo. USD LIBOR + 2.57%	554,122
	EP Energy, LLC / Everest Acquisition Finance, Inc.*
1,146,000	7.750%, 05/15/26	1,171,923
1,064,000	9.375%, 05/01/24^	877,869
	Genesis Energy, LP / Genesis Energy Finance Corp.
1,466,000	6.500%, 10/01/25^	1,422,467
1,451,000	6.250%, 05/15/26	1,370,288
	Gulfport Energy Corp.^
1,045,000	6.000%, 10/15/24	1,018,394
967,000	6.375%, 05/15/25	944,295
1,122,000	Halcon Resources Corp.^
	6.750%, 02/15/25	1,046,046
1,287,000	HighPoint Operating Corp.
	7.000%, 10/15/22	1,294,336
1,848,000	Lonestar Resources America, Inc.*
	11.250%, 01/01/23	1,988,919
1,451,000	Magnolia Oil & Gas Operating, LLC / Magnolia Oil & Gas Finance Corp.*
	6.000%, 08/01/26	1,461,650
1,185,000	McDermott Technologies Americas, Inc. / McDermott Technology U.S., Inc.*
	10.625%, 05/01/24	1,230,942
522,000	Moss Creek Resources Holdings, Inc.*
	7.500%, 01/15/26	512,907
3,357,000	MPLX, LP^µ
	4.875%, 06/01/25	3,489,048
145,000	Nabors Industries, Inc.*µ
	5.750%, 02/01/25	137,336
1,016,000	Oasis Petroleum, Inc.*^
	6.250%, 05/01/26	1,021,390
1,451,000	Par Petroleum, LLC / Petroleum Finance Corp.*
	7.750%, 12/15/25	1,469,863
1,470,000	PDC Energy, Inc.µ
	5.750%, 05/15/26	1,456,292
1,451,000	Plains All American Pipeline, LPµ‡
	6.125%, 08/01/30
	3 mo. USD LIBOR + 4.11%	1,421,922
590,000	QEP Resources, Inc.^µ
	5.625%, 03/01/26	569,141
6,288,000	SEACOR Holdings, Inc.
	7.375%, 10/01/19	6,509,401
2,181,000	SESI, LLC
	7.750%, 09/15/24	2,256,310
PRINCIPAL AMOUNT		VALUE
547,000	SM Energy Company^
	6.750%, 09/15/26	$559,176
1,040,000	Southwestern Energy Company^
	7.500%, 04/01/26	1,080,721
943,000	Sunoco, LP / Sunoco Finance Corp.*
	5.500%, 02/15/26	902,352
290,000	Targa Resources Partners, LP /
	Targa Resources Partners Finance Corp.*^µ
	5.875%, 04/15/26	296,715
281,000	TransMontaigne Partners, LP / TLP Finance Corp.
	6.125%, 02/15/26	278,626
290,000	Transocean Pontus, Ltd.*
	6.125%, 08/01/25	295,442
1,369,000	Transocean, Inc.*
	7.500%, 01/15/26	1,403,499
1,403,000	Vine Oil & Gas, LP / Vine Oil & Gas Finance Corp.*
	8.750%, 04/15/23	1,300,609
1,806,512	W&T Offshore, Inc.*
	8.500%, 06/15/21
	10.000% PIK rate	1,739,256
3,008,000	Weatherford International, Ltd.^
	8.250%, 06/15/23	2,996,931
1,499,000	Whiting Petroleum Corp.^
	6.625%, 01/15/26	1,553,016
	WildHorse Resource Development Corp.
1,770,000	6.875%, 02/01/25	1,794,506
605,000	6.875%, 02/01/25*	613,948
		73,700,224
	Financials (3.3%)
3,023,000	Acrisure, LLC / Acrisure Finance, Inc.*
	7.000%, 11/15/25	2,745,126
3,985,000	Ally Financial, Inc.
	8.000%, 11/01/31	4,822,946
1,451,000	Amwins Group, Inc.*
	7.750%, 07/01/26	1,520,118
2,636,000	Ardonagh Midco 3, PLC*
	8.625%, 07/15/23	2,699,356
2,031,000	AssuredPartners, Inc.*
	7.000%, 08/15/25	1,967,877
1,403,000	Bank of America Corp.µ‡
	5.875%, 08/01/30
	3 mo. USD LIBOR + 2.93%	1,391,060
1,441,000	Bank of Nova Scotiaµ‡
	4.650%, 08/01/30
	3 mo. USD LIBOR + 2.65%	1,316,541
2,854,000	Charles Schwab Corp.µ‡
	5.000%, 08/01/30
	3 mo. USD LIBOR + 2.58%	2,767,438
996,000	CyrusOne, LP / CyrusOne Finance Corp.µ
	5.375%, 03/15/27	991,578
2,593,000	Dell International, LLC / EMC Corp.*^µ
	6.020%, 06/15/26	2,743,977
1,451,000	Discover Financial Servicesµ‡
	5.500%, 08/01/30
	3 mo. USD LIBOR + 3.08%	1,423,990
1,886,000	Equinix, Inc.^
	5.375%, 05/15/27	1,907,482

See accompanying Notes to Schedule of Investments

2

Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JULY 31, 2018 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
590,000	Greystar Real Estate Partners, LLC*
	5.750%, 12/01/25	$572,684
1,451,000	HUB International, Ltd.*
	7.000%, 05/01/26	1,457,863
2,102,000	ILFC E-Capital Trust II*‡
	4.820%, 12/21/65
	3 mo. USD LIBOR + 1.80%	1,931,906
3,096,000	Iron Mountain, Inc.*µ
	5.250%, 03/15/28	2,867,918
	Jefferies Finance, LLC*
5,828,000	7.375%, 04/01/20	5,947,153
2,515,000	7.250%, 08/15/24^	2,469,013
1,161,000	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.*µ
	5.250%, 10/01/25	1,089,529
958,000	Level 3 Financing, Inc.
	5.375%, 05/01/25	935,252
1,553,000	LPL Holdings, Inc.*
	5.750%, 09/15/25	1,512,063
	MetLife, Inc.^
2,564,000	6.400%, 12/15/66µ	2,730,057
140,000	5.875%, 08/01/30‡
	3 mo. USD LIBOR +2.96%	143,684
2,733,000	Nationstar Mortgage, LLC / Nationstar Capital Corp.
	6.500%, 07/01/21	2,741,090
	Navient Corp.
1,838,000	6.750%, 06/25/25^	1,828,893
556,000	6.500%, 06/15/22	567,832
1,093,000	NexBank Capital, Inc.*‡&
	6.375%, 09/30/27
	3 mo. USD LIBOR + 4.59%	1,103,635
2,322,000	Oil Insurance, Ltd.*‡
	5.319%, 12/29/49
	3 mo. USD LIBOR + 2.98%	2,205,215
2,805,000	Quicken Loans, Inc.*^µ
	5.750%, 05/01/25	2,797,370
1,451,000	Simmons First National Corp.‡
	5.000%, 04/01/28
	3 mo. USD LIBOR + 2.15%	1,439,958
	Springleaf Finance Corp.
1,964,000	6.875%, 03/15/25	1,994,589
1,233,000	8.250%, 10/01/23	1,366,996
619,000	Towne Bank‡
	4.500%, 07/30/27
	3 mo. USD LIBOR + 2.55%	611,882
2,830,000	Tronox Finance, PLC*
	5.750%, 10/01/25	2,732,351
		67,344,422
	Health Care (2.9%)
5,398,000	Acadia Healthcare Company, Inc.
	6.500%, 03/01/24	5,537,214
	Bausch Health Cos., Inc.*
2,902,000	9.000%, 12/15/25	3,079,646
2,902,000	8.500%, 01/31/27	2,987,435
1,548,000	9.250%, 04/01/26	1,648,388
1,451,000	7.500%, 07/15/21	1,481,268
6,080,000	Community Health Systems, Inc.*^
	8.125%, 06/30/24	5,008,795
4,271,000	DaVita, Inc.^
	5.125%, 07/15/24	4,158,438
PRINCIPAL AMOUNT		VALUE
2,781,000	Endo DAC / Endo Finance, LLC / Endo Finco, Inc.*
	6.000%, 07/15/23	$2,368,703
1,229,000	Endo Finance, LLC / Endo Finco, Inc.*
	7.250%, 01/15/22	1,161,442
	HCA, Inc.
7,961,000	5.875%, 05/01/23^	8,342,014
1,403,000	7.500%, 11/06/33	1,502,648
348,000	5.375%, 02/01/25^	352,959
1,311,000	Horizon Pharma, Inc. / Horizon Pharma USA, Inc.*
	8.750%, 11/01/24	1,399,479
1,403,000	Magellan Health, Inc.µ
	4.400%, 09/22/24	1,370,570
1,891,000	Mallinckrodt International Finance, SA / Mallinckrodt CB, LLC*^
	5.625%, 10/15/23	1,632,065
653,000	Team Health Holdings, Inc.*^
	6.375%, 02/01/25	571,914
	Tenet Healthcare Corp.^
3,483,000	6.750%, 06/15/23	3,540,295
2,394,000	5.125%, 05/01/25	2,326,657
2,438,000	Teva Pharmaceutical Finance Company, BVµ
	2.950%, 12/18/22	2,248,616
4,583,000	Teva Pharmaceutical Finance IV, BVµ
	3.650%, 11/10/21	4,425,391
532,000	Teva Pharmaceutical Finance IV, LLCµ
	2.250%, 03/18/20	517,992
1,427,000	Teva Pharmaceutical Finance Netherlands III, BV^µ
	6.000%, 04/15/24	1,481,169
1,403,000	West Street Merger Sub, Inc.*^
	6.375%, 09/01/25	1,374,007
		58,517,105
	Industrials (2.3%)
1,258,000	ACCO Brands Corp.*
	5.250%, 12/15/24	1,248,949
	Allison Transmission, Inc.*µ
1,258,000	4.750%, 10/01/27	1,172,859
368,000	5.000%, 10/01/24	362,040
885,000	Apergy Corp.*
	6.375%, 05/01/26	904,045
1,354,000	ARD Securities Finance Sarl*
	8.750%, 01/31/23
	8.750% PIK rate	1,357,541
1,432,000	Beacon Roofing Supply, Inc.*^
	4.875%, 11/01/25	1,337,953
1,480,000	Bombardier, Inc.*^
	7.500%, 12/01/24	1,576,037
	Covanta Holding Corp.
1,751,000	5.875%, 03/01/24	1,755,115
261,000	5.875%, 07/01/25	256,249
1,398,000	Delphi Technologies, PLC*
	5.000%, 10/01/25	1,325,528
871,000	Energizer Gamma Acquisition, Inc.*^
	6.375%, 07/15/26	896,141
1,412,000	Fly Leasing, Ltd.
	5.250%, 10/15/24	1,334,735
285,000	FXI Holdings, Inc.*
	7.875%, 11/01/24	279,661

See accompanying Notes to Schedule of Investments

3

Calamos Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JULY 31, 2018 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
2,036,000	Garda World Security Corp.*
	7.250%, 11/15/21	$2,029,464
2,738,000	Golden Nugget, Inc.*
	6.750%, 10/15/24	2,734,810
1,944,000	Gray Television, Inc.*^
	5.875%, 07/15/26	1,903,283
1,451,000	Great Lakes Dredge & Dock Corp.
	8.000%, 05/15/22	1,499,086
1,770,000	H&E Equipment Services, Inc.
	5.625%, 09/01/25	1,756,814
	Hertz Corp.
1,451,000	7.375%, 01/15/21^	1,437,752
247,000	7.625%, 06/01/22*	242,380
	Icahn Enterprises, LPµ
1,451,000	6.375%, 12/15/25	1,462,332
1,228,000	6.750%, 02/01/24	1,255,440
580,000	James Hardie International Finance, Ltd.*µ
	4.750%, 01/15/25	569,169
1,403,000	Jeld-Wen, Inc.*
	4.625%, 12/15/25	1,336,512
735,000	JPW Industries Holding Corp.*
	9.000%, 10/01/24	749,704
1,806,000	Meritor, Inc.^
	6.250%, 02/15/24	1,813,820
1,456,000	Multi-Color Corp.*^
	4.875%, 11/01/25	1,355,456
2,031,000	Navistar International Corp.*^
	6.625%, 11/01/25	2,124,568
	Park Aerospace Holdings, Ltd.*
987,000	5.500%, 02/15/24	977,441
817,000	4.500%, 03/15/23µ	784,487
2,583,000	Park-Ohio Industries, Inc.^
	6.625%, 04/15/27	2,625,800
1,359,000	Scientific Games International, Inc.*
	5.000%, 10/15/25	1,309,716
953,000	Tennant Company
	5.625%, 05/01/25	953,691
290,000	Titan Acquisition, Ltd. / Titan Co- Borrower, LLC*
	7.750%, 04/15/26	260,440
580,000	TransDigm UK Holdings, PLC*^
	6.875%, 05/15/26	596,275
2,293,000	United Rentals North America, Inc.µ
	4.875%, 01/15/28	2,144,287
726,000	Waste Pro USA, Inc.*
	5.500%, 02/15/26	694,245
		46,423,825
	Information Technology (0.9%)
2,730,000	Alliance Data Systems Corp.*
	5.875%, 11/01/21	2,788,709
	Cardtronics, Inc.
1,188,000	5.125%, 08/01/22	1,138,140
561,000	5.500%, 05/01/25*	502,586
2,046,000	CBS Radio, Inc.*^
	7.250%, 11/01/24	1,931,976
1,304,000	CDK Global, Inc.µ
	4.875%, 06/01/27	1,280,332
	Clear Channel Worldwide Holdings, Inc.
2,070,000	7.625%, 03/15/20^	2,076,665
769,000	7.625%, 03/15/20	771,615
PRINCIPAL AMOUNT		VALUE
1,340,000	CommScope Technologies, LLC*
	6.000%, 06/15/25	$1,375,584
1,451,000	Harland Clarke Holdings Corp.*
	8.375%, 08/15/22	1,389,579
	Nuance Communications, Inc.µ
1,258,000	6.000%, 07/01/24	1,284,349
1,161,000	5.625%, 12/15/26	1,155,619
1,403,000	TTM Technologies, Inc.*^
	5.625%, 10/01/25	1,392,926
982,000	VFH Parent, LLC*
	6.750%, 06/15/22	1,012,137
		18,100,217
	Materials (1.4%)
2,016,000	AK Steel Corp.^
	6.375%, 10/15/25	1,863,490
	Alcoa Nederland Holding, BV*µ
1,775,000	7.000%, 09/30/26	1,921,438
580,000	6.125%, 05/15/28	601,071
4,460,000	ArcelorMittal, SA^
	7.000%, 10/15/39	5,067,185
1,330,000	Arconic, Inc.^µ
	5.125%, 10/01/24	1,328,703
2,612,000	Ardagh Packaging Finance, PLC / Ardagh Holdings USA, Inc.*
	6.000%, 02/15/25	2,553,295
600,000	Baffinland Iron Mines Corp. / Baffinland Iron Mines, LP*
	8.750%, 07/15/26	601,431
522,000	Cleveland-Cliffs, Inc.
	5.900%, 03/15/20	530,762
300,000	Commercial Metals Company*^µ
	5.750%, 04/15/26	291,933
	First Quantum Minerals, Ltd.*
761,000	7.000%, 02/15/21^	769,691
387,000	7.250%, 04/01/23	387,087
1,548,000	INEOS Group Holdings, SA*^
	5.625%, 08/01/24	1,534,563
871,000	JW Aluminum Continuous Cast Company*
	10.250%, 06/01/26	869,219
706,000	Kinross Gold Corp.µ
	4.500%, 07/15/27	652,919
1,330,000	New Gold, Inc.*^
	6.375%, 05/15/25	1,221,851
3,874,000	PBF Holding Company, LLC /
	PBF Finance Corp.
	7.250%, 06/15/25	4,072,465
	United States Steel Corp.
2,815,000	6.875%, 08/15/25	2,883,348
547,000	6.250%, 03/15/26^	548,086
		27,698,537
	Real Estate (0.2%)
1,011,000	Crescent Communities, LLC/Crescent Ventures, Inc.*
	8.875%, 10/15/21	1,067,949
2,341,000	MPT Operating Partnership, LP / MPT Finance Corp.µ
	5.000%, 10/15/27	2,269,471
1,451,000	Starwood Property Trust, Inc.*^
	4.750%, 03/15/25	1,434,611
		4,772,031

See accompanying Notes to Schedule of Investments

4

Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JULY 31, 2018 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
	Telecommunication Services (2.5%)
919,000	Altice Financing, SA*^
	7.500%, 05/15/26	$898,129
2,467,000	Altice France, SA*
	7.375%, 05/01/26	2,442,022
	Altice Luxembourg, SA*^
580,000	7.750%, 05/15/22	579,397
580,000	7.625%, 02/15/25	540,757
1,548,000	Altice US Finance I Corp.*µ
	5.500%, 05/15/26	1,521,668
614,000	Block Communications, Inc.*
	6.875%, 02/15/25	614,642
1,364,000	CB Escrow Corp.*
	8.000%, 10/15/25	1,249,901
387,000	Cequel Communications Holdings I, LLC / Cequel Capital Corp.*
	7.500%, 04/01/28	399,928
750,000	Cincinnati Bell, Inc.*
	7.000%, 07/15/24	669,304
1,388,000	Consolidated Communications, Inc.^
	6.500%, 10/01/22	1,298,988
4,102,000	CSC Holdings, LLC*^µ
	5.500%, 04/15/27	3,950,657
5,984,000	Embarq Corp.µ
	7.995%, 06/01/36	5,644,169
	Frontier Communications Corp.
3,792,000	11.000%, 09/15/25^	3,085,133
2,796,000	7.625%, 04/15/24	1,901,000
580,000	8.500%, 04/01/26*	557,534
	Hughes Satellite Systems Corp.
1,112,000	6.625%, 08/01/26	1,063,350
334,000	5.250%, 08/01/26µ	320,092
	Inmarsat Finance, PLC*^µ
1,088,000	4.875%, 05/15/22	1,079,563
542,000	6.500%, 10/01/24	546,022
	Intelsat Jackson Holdings, SA
2,070,000	9.750%, 07/15/25*	2,213,523
1,398,000	7.500%, 04/01/21^	1,406,444
904,000	8.000%, 02/15/24*^	953,159
1,374,000	Qwest Corp.µ
	6.875%, 09/15/33	1,302,710
576,000	SBA Communications Corp.
	4.000%, 10/01/22	558,936
	Sprint Corp.
5,204,000	7.875%, 09/15/23^	5,555,946
4,605,000	7.125%, 06/15/24	4,735,828
1,403,000	T-Mobile USA, Inc.µ
	4.750%, 02/01/28	1,302,215
290,000	Telecom Italia Capital, SAµ
	6.000%, 09/30/34	287,713
2,123,000	United States Cellular Corp.^µ
	6.700%, 12/15/33	2,190,161
580,000	Wind Tre, S.p.A.*
	5.000%, 01/20/26	523,456
	Windstream Services, LLC / Windstream Finance Corp.
1,427,000	8.625%, 10/31/25*	1,342,943
449,000	7.750%, 10/01/21	345,728
306,000	10.500%, 06/30/24*	307,235
		51,388,253
	Utilities (0.5%)
339,000	NGPL PipeCo, LLC*µ
	4.875%, 08/15/27	339,425
PRINCIPAL AMOUNT		VALUE
	NRG Energy, Inc.
1,944,000	6.625%, 01/15/27	$2,013,955
636,000	5.750%, 01/15/28*^	631,589
2,815,000	PPL Capital Funding, Inc.^µ‡
	4.999%, 03/30/67
	3 mo. USD LIBOR + 2.67%	2,784,992
904,000	Talen Energy Supply, LLC*
	10.500%, 01/15/26	784,139
1,451,000	TerraForm Power Operating, LLC*
	5.000%, 01/31/28	1,368,634
1,195,000	Vistra Energy Corp.*^
	8.125%, 01/30/26	1,316,042
		9,238,776
	TOTAL CORPORATE BONDS
	(Cost $454,453,066)	445,888,236

CONVERTIBLE BONDS (14.2%)
	Consumer Discretionary (2.9%)
9,000,000	Booking Holdings, Inc.µ
	0.350%, 06/15/20	13,922,370
2,480,000	DISH Network Corp.^
	3.375%, 08/15/26	2,260,694
	Liberty Interactive, LLC
2,628,573	4.000%, 11/15/29	1,803,254
2,035,000	3.750%, 02/15/30	1,384,736
	Liberty Media Corp.
15,900,000	2.250%, 09/30/46	8,620,901
7,750,000	1.375%, 10/15/23µ	9,865,207
4,810,000	Liberty Media Corp. (Sirius XM Holdings, Inc.)*^µ§
	2.125%, 03/31/48	4,867,311
1,883,000	Live Nation Entertainment, Inc.*^
	2.500%, 03/15/23	1,999,388
3,640,000	Marriott Vacations Worldwide Corp.*µ
	1.500%, 09/15/22	3,782,597
4,730,000	RH*µ
	0.000%, 06/15/23	4,392,231
5,250,000	Tesla, Inc.^
	2.375%, 03/15/22	5,716,016
		58,614,705
	Energy (0.8%)
8,850,000	Nabors Industries, Inc.^
	0.750%, 01/15/24	6,923,886
2,090,000	Oil States International, Inc.*^
	1.500%, 02/15/23	2,270,837
5,600,000	TOTAL, SA
	0.500%, 12/02/22	6,402,228
		15,596,951
	Financials (0.6%)
7,500,000	Ares Capital Corp.^µ
	3.750%, 02/01/22	7,544,850
4,445,000	JPMorgan Chase Financial Company, LLC (Voya Financial, Inc.)µ§
	0.250%, 05/01/23	4,362,056
		11,906,906
	Health Care (1.3%)
1,960,000	BioMarin Pharmaceutical, Inc.^µ
	1.500%, 10/15/20	2,392,082

See accompanying Notes to Schedule of Investments

5

Calamos Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JULY 31, 2018 (UNAUDITED)

PRINCIPAL AMOUNT			VALUE
3,213,000	CAD	Canopy Growth Corp.*
		4.250%, 07/15/23	$2,420,525
5,120,000		Illumina, Inc.µ
		0.000%, 06/15/19	6,674,125
4,810,000		Insulet Corp.*µ
		1.375%, 11/15/24	5,298,191
4,700,000		NuVasive, Inc.µ
		2.250%, 03/15/21	5,330,693
2,820,000		Teladoc, Inc.*
		1.375%, 05/15/25	3,628,169
1,923,000		Wright Medical Group, Inc.*
		1.625%, 06/15/23	1,889,742
			27,633,527
		Industrials (0.3%)
2,924,000		Air Transport Services Group, Inc.*^
		1.125%, 10/15/24	2,869,248
3,275,000		Meritor, Inc.*
		3.250%, 10/15/37	3,239,581
			6,108,829
		Information Technology (6.6%)
1,620,000		Akamai Technologies, Inc.*^µ
		0.125%, 05/01/25	1,630,133
2,400,000		Citrix Systems, Inc.µ
		0.500%, 04/15/19	3,644,712
2,914,000		Cypress Semiconductor Corp.*µ
		2.000%, 02/01/23	3,181,389
4,900,000		Finisar Corp.^
		0.500%, 12/15/36	4,422,912
2,400,000		Guidewire Software, Inc.µ
		1.250%, 03/15/25	2,389,476
2,170,000		II-VI, Inc.*^µ
		0.250%, 09/01/22	2,292,030
7,350,000		Intel Corp.µ
		3.250%, 08/01/39	17,050,493
4,975,000		Lumentum Holdings, Inc.µ
		0.250%, 03/15/24	5,574,686
6,950,000		Microchip Technology, Inc.
		1.625%, 02/15/27	8,333,467
3,749,000		New Relic, Inc.*µ
		0.500%, 05/01/23	4,051,694
6,300,000		NXP Semiconductors, NV^µ
		1.000%, 12/01/19	6,968,461
		ON Semiconductor Corp.µ
5,822,000		1.000%, 12/01/20	7,601,902
5,000,000		1.625%, 10/15/23	6,279,525
6,795,000		Palo Alto Networks, Inc.*µ
		0.750%, 07/01/23	6,666,099
1,974,000		Pure Storage, Inc.*µ
		0.125%, 04/15/23	2,079,224
2,817,000		Q2 Holdings, Inc.*µ
		0.750%, 02/15/23	3,282,270
1,790,000		RealPage, Inc.µ
		1.500%, 11/15/22	2,531,534
7,600,000		Silicon Laboratories, Inc.
		1.375%, 03/01/22	8,925,440
1,923,000		Square, Inc.*
		0.500%, 05/15/23	2,105,493
4,780,000		Twitter, Inc.*
		0.250%, 06/15/24	4,361,224
3,700,000		Veeco Instruments, Inc.
		2.700%, 01/15/23	3,275,259
4,830,000		Wix.com, Ltd.*
		0.000%, 07/01/23	4,621,320
PRINCIPAL AMOUNT		VALUE
13,840,000	Workday, Inc.*^
	0.250%, 10/01/22	$14,647,495
7,585,000	Zendesk, Inc.*
	0.250%, 03/15/23	8,276,259
		134,192,497

	Materials (0.3%)
5,300,000	Royal Gold, Inc.µ
	2.875%, 06/15/19	5,456,748

	Real Estate (0.8%)
7,927,000	Empire State Realty OP, LP*µ
	2.625%, 08/15/19	7,968,022
4,520,000	IH Merger Sub, LLCµ
	3.500%, 01/15/22	5,009,448
3,400,000	Starwood Property Trust, Inc.
	4.000%, 01/15/19	3,908,504
		16,885,974

	Telecommunication Services (0.4%)
7,385,000	GCI Liberty, Inc.*µ
	1.750%, 09/30/46	7,689,262

	Utilities (0.2%)
4,830,000	NRG Energy, Inc.*
	2.750%, 06/01/48	4,740,573

	TOTAL CONVERTIBLE BONDS
	(Cost $274,076,677)	288,825,972

U.S. GOVERNMENT AND AGENCY SECURITY (0.3%)
	Other (0.3%)
6,239,000	United States Treasury Note
	2.000%, 11/15/26
	(Cost $6,023,101)	5,805,056

BANK LOANS (1.8%) ‡

	Consumer Discretionary (0.2%)
600,000	American Greetings Corp.
	6.589%, 04/06/24
	1mo. LIBOR + 4.50%	603,750
1,090,469	Cumulus Media, Inc.
	6.580%, 05/15/22
	1 mo. LIBOR + 4.50%	1,078,474
2,730,000	Weight Watchers International, Inc.
	7.050%, 11/29/24
	1 mo. LIBOR + 4.75%	2,767,974
		4,450,198

	Energy (0.1%)
1,197,000	McDermott Tech Americas, Inc.
	7.077%, 05/10/25
	1 mo. LIBOR + 5.00%	1,206,205

	Financials (0.2%)
289,275	AssuredPartners, Inc.
	5.327%, 10/22/24
	1 mo. LIBOR + 3.25%	289,962
1,496,250	Genworth Financial, Inc.
	6.578%, 03/07/23
	1 mo. LIBOR + 4.50%	1,528,988

See accompanying Notes to Schedule of Investments

6

Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JULY 31, 2018 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
827,273	GLP Financing, LLC 3.579%,04/28/21 1 mo. LIBOR + 1.50%	$821,068
1,180,000	HUB International, Ltd. 5.335%, 04/25/25 2 mo. LIBOR + 3.00%	1,180,679
		3,820,697

	Health Care (0.7%)
2,899,330	Amneal Pharmaceuticals, LLC 5.625%, 05/04/25 1 mo. LIBOR + 3.50%	2,924,713
3,075,000	Bausch Health Cos., Inc. 5.092%, 06/01/25 1 mo. LIBOR + 3.00%	3,082,964
1,545,000	Gentiva Health Services, Inc. 9.337%, 07/02/26 3 mo. LIBOR + 7.00%	1,577,831
752,579	6.125%, 07/02/25 3 mo. LIBOR + 3.75%	759,635
1,333,249	Mallinckrodt International Finance, SA 5.203%, 09/24/24 1 mo. LIBOR + 2.75%	1,314,711
1,475,000	Ortho Clinical Diagnostics, SA 5.327%, 06/30/25 3 mo. LIBOR + 3.25%	1,475,656
2,338,161	Team Health Holdings, Inc. 4.827%, 02/06/24 1 mo. LIBOR + 2.75%	2,276,785
		13,412,295

	Industrials (0.1%)
1,336,650	Scientific Games International, Inc. 4.903%, 08/14/24 1 mo. LIBOR + 2.75%	1,339,156
1,457,675	TransDigm, Inc. 4.577%, 08/22/24 1 mo. LIBOR + 2.50%	1,460,080
		2,799,236

	Information Technology (0.1%)
3,000,000	First Data Corp. 4.069%, 04/26/24 1 mo. LIBOR + 2.00%	3,002,580

	Real Estate (0.1%)
1,550,000	Istar, Inc. 4.842%, 06/28/23 6 mo. LIBOR + 2.75%	1,552,906

	Telecommunication Services (0.3%)
1,450,000	Cincinnati Bell, Inc. 5.327%, 10/02/24 1 mo. LIBOR + 3.25%	1,458,497
1,346,625	CSC Holdings, LLC 4.572%, 01/25/26 1 mo. LIBOR + 2.50%	1,347,467
1,400,000	Intelsat Jackson Holdings, SA 6.625%, 01/02/24	1,468,684

PRINCIPAL AMOUNT		VALUE
2,036,207	New Media Holdings II, LLC! 0.000%, 06/04/20	$2,054,034
		6,328,682
	TOTAL BANK LOANS (Cost $36,280,443)	36,572,799

SYNTHETIC CONVERTIBLE SECURITIES (0.8%) ¤

Corporate Bonds (0.7%)
	Consumer Discretionary (0.1%)
28,000	AV Homes, Inc. 6.625%, 05/15/22	28,877
42,000	Beverages & More, Inc.* 11.500%, 06/15/22	33,617
49,000	Boyd Gaming Corp.* 6.000%, 08/15/26	49,379
47,000	Caesars Resort Collection, LLC / CRC Finco, Inc.*^ 5.250%, 10/15/25	45,313
	CCO Holdings, LLC / CCO Holdings Capital Corp.
78,000	5.125%, 05/01/27*^	74,582
40,000	5.750%, 09/01/23	40,713
16,000	5.000%, 02/01/28*^	15,048
	Century Communities, Inc.
57,000	6.875%, 05/15/22	58,334
51,000	5.875%, 07/15/25	48,235
111,000	Dana Financing Luxembourg Sarl* 6.500%, 06/01/26	112,646
	DISH DBS Corp.
73,000	6.750%, 06/01/21	73,592
67,000	5.875%, 11/15/24^	56,002
48,000	7.750%, 07/01/26^	42,011
90,000	Eldorado Resorts, Inc. 6.000%, 04/01/25	91,282
47,000	ESH Hospitality, Inc.* 5.250%, 05/01/25	45,644
26,000	GameStop Corp.*^ 6.750%, 03/15/21	26,526
	GLP Capital, LP / GLP Financing II, Inc.
49,000	5.250%, 06/01/25µ	50,027
19,000	5.750%, 06/01/28^	19,365
38,000	goeasy, Ltd.*µ7.875%, 11/01/22	39,969
49,000	Guitar Center Escrow Issuer, Inc.* 9.500%, 10/15/21	48,056
150,000	L Brands, Inc.µ 6.875%, 11/01/35	129,412
42,000	M/I Homes, Inc. 5.625%, 08/01/25	39,654
91,000	Mattel, Inc.*^ 6.750%, 12/31/25	88,485
45,000	Mclaren Finance, PLC* 5.750%, 08/01/22	44,799
	Meritage Homes Corp.
107,000	7.000%, 04/01/22	115,570
82,000	7.150%, 04/15/20	86,017
46,000	Penske Automotive Group, Inc. 5.500%, 05/15/26	44,955
	PetSmart, Inc.*
64,000	5.875%, 06/01/25^	50,784
9,000	8.875%, 06/01/25	6,197
	Rite Aid Corp.
99,000	7.700%, 02/15/27	86,807

See accompanying Notes to Schedule of Investments

7

Calamos Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JULY 31, 2018 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
29,000	6.125%, 04/01/23*^	$29,257
248,000	Royal Caribbean Cruises, Ltd.^µ 7.500%, 10/15/27	297,225
88,000	Salem Media Group, Inc.* 6.750%, 06/01/24	79,924
57,000	Sally Holdings, LLC / Sally Capital, Inc.^ 5.625%, 12/01/25	53,341
49,000	Sotheby's* 4.875%, 12/15/25	47,036
39,000	VOC Escrow, Ltd.*µ 5.000%, 02/15/28	37,565
		2,236,246

	Consumer Staples (0.0%)
19,000	Albertsons Companies, Inc.*^µ‡ 6.085%, 01/15/24 3 mo. USD LIBOR + 3.75%	19,249
47,000	Albertsons Companies, LLC / Safeway, Inc. / New Albertson's, Inc. / Albertson's, LLC^ 5.750%, 03/15/25	42,344
62,000	Fresh Market, Inc.* 9.750%, 05/01/23	44,047
	JBS USA LUX,SA / JBS USA Finance, Inc.*
232,000	7.250%, 06/01/21	234,574
80,000	5.750%, 06/15/25	75,386
69,000	6.750%, 02/15/28	65,734
	New Albertson's, Inc.
61,000	7.450%, 08/01/29^	50,840
22,000	8.000%, 05/01/31	18,795
14,000	7.750%, 06/15/26	12,220
	Pilgrim's Pride Corp.*
74,000	5.875%, 09/30/27	69,576
20,000	5.750%, 03/15/25	19,200
	Post Holdings, Inc.*^
47,000	5.750%, 03/01/27	45,893
10,000	5.625%, 01/15/28	9,553
	Simmons Foods, Inc.*
29,000	7.750%, 01/15/24	30,024
23,000	5.750%, 11/01/24	19,057
		756,492

	Energy (0.1%)
15,000	Berry Petroleum Company, LLC* 7.000%, 02/15/26	15,634
29,000	Bruin E&P Partners, LLC* 8.875%, 08/01/23	29,316
48,000	Buckeye Partners, LPµ‡ 6.375%, 01/22/78 3 mo. USD LIBOR + 4.02%	44,251
98,000	Calfrac Holdings, LP* 8.500%, 06/15/26	94,742
69,000	California Resources Corp.*^ 8.000%, 12/15/22	62,102
68,000	Carrizo Oil & Gas, Inc.^ 6.250%, 04/15/23	69,392
49,000	Chaparral Energy, Inc.* 8.750%, 07/15/23	49,262
47,000	Chesapeake Energy Corp.^ 8.000%, 01/15/25	48,225
10,000	CONSOL Energy, Inc.* 11.000%, 11/15/25	11,084

PRINCIPAL AMOUNT		VALUE
80,000	DCP Midstream Operating, LP*‡ 5.850%, 05/21/43 3 mo. USD LIBOR + 3.85%	$73,514
18,000	DCP Midstream, LP^‡ 7.375%, 08/01/30 3 mo. USD LIBOR + 5.15%	17,883
	Denbury Resources, Inc.^
44,000	5.500%, 05/01/22	39,975
31,000	9.250%, 03/31/22*	32,909
17,000	Diamond Offshore Drilling, Inc.^ 7.875%, 08/15/25	17,673
	Energy Transfer Equity, LP
70,000	5.500%, 06/01/27^	71,840
19,000	5.875%, 01/15/24µ	19,852
112,000	Energy Transfer Partners, LP^µ‡ 5.361%, 11/01/66 3 mo. USD LIBOR + 3.02%	97,097
	Enterprise Products Operating, LLCµ‡
75,000	4.875%, 08/16/77^ 3 mo. USD LIBOR + 2.99%	71,763
20,000	5.375%, 02/15/78 3 mo. USD LIBOR + 2.57%	18,784
	EP Energy, LLC / Everest Acquisition Finance, Inc.*
39,000	7.750%, 05/15/26	39,882
36,000	9.375%, 05/01/24^	29,702
	Genesis Energy, LP / Genesis Energy Finance Corp.
49,000	6.500%, 10/01/25^	47,545
49,000	6.250%, 05/15/26	46,274
	Gulfport Energy Corp.^
35,000	6.000%, 10/15/24	34,109
33,000	6.375%, 05/15/25	32,225
38,000	Halcon Resources Corp.^ 6.750%, 02/15/25	35,428
43,000	HighPoint Operating Corp. 7.000%, 10/15/22	43,245
62,000	Lonestar Resources America, Inc.* 11.250%, 01/01/23	66,728
49,000	Magnolia Oil & Gas Operating, LLC / Magnolia Oil & Gas Finance Corp.* 6.000%, 08/01/26	49,360
40,000	McDermott Technologies Americas, Inc. / McDermott Technology U.S., Inc.* 10.625%, 05/01/24	41,551
18,000	Moss Creek Resources Holdings, Inc.* 7.500%, 01/15/26	17,686
113,000	MPLX, LP^µ 4.875%, 06/01/25	117,445
5,000	Nabors Industries, Inc.*µ 5.750%, 02/01/25	4,736
34,000	Oasis Petroleum, Inc.*^ 6.250%, 05/01/26	34,180
49,000	Par Petroleum, LLC / Petroleum Finance Corp.* 7.750%, 12/15/25	49,637
50,000	PDC Energy, Inc.µ 5.750%, 05/15/26	49,534
49,000	Plains All American Pipeline, LPµ‡ 6.125%, 08/01/30 3 mo. USD LIBOR + 4.11%	48,018

See accompanying Notes to Schedule of Investments

8

Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JULY 31, 2018 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
20,000	QEP Resources, Inc.^µ 5.625%, 03/01/26	$19,293
212,000	SEACOR Holdings, Inc. 7.375%, 10/01/19	219,464
74,000	SESI, LLC 7.750%, 09/15/24	76,555
18,000	SM Energy Company^ 6.750%, 09/15/26	18,401
35,000	Southwestern Energy Company^ 7.500%, 04/01/26	36,370
32,000	Sunoco, LP / Sunoco Finance Corp.* 5.500%, 02/15/26	30,621
10,000	Targa Resources Partners, LP / Targa Resources Partners Finance Corp.*^µ 5.875%, 04/15/26	10,231
9,000	TransMontaigne Partners, LP / TLP Finance Corp. 6.125%, 02/15/26	8,924
10,000	Transocean Pontus, Ltd.* 6.125%, 08/01/25	10,188
46,000	Transocean, Inc.* 7.500%, 01/15/26	47,159
47,000	Vine Oil & Gas, LP / Vine Oil & Gas Finance Corp.* 8.750%, 04/15/23	43,570
61,000	W&T Offshore, Inc.* 8.500%, 06/15/21 10.000% PIK rate	58,729
102,000	Weatherford International, Ltd.^ 8.250%, 06/15/23	101,625
51,000	Whiting Petroleum Corp.^ 6.625%, 01/15/26	52,838
	WildHorse Resource Development Corp.
60,000	6.875%, 02/01/25	60,831
20,000	6.875%, 02/01/25*	20,296
		2,487,678

	Financials (0.1%)
102,000	Acrisure, LLC / Acrisure Finance, Inc.* 7.000%, 11/15/25	92,624
134,000	Ally Financial, Inc. 8.000%, 11/01/31	162,177
49,000	Amwins Group, Inc.* 7.750%, 07/01/26	51,334
89,000	Ardonagh Midco 3, PLC* 8.625%, 07/15/23	91,139
69,000	AssuredPartners, Inc.* 7.000%, 08/15/25	66,855
47,000	Bank of America Corp.µ‡ 5.875%, 08/01/30 3 mo. USD LIBOR + 2.93%	46,600
49,000	Bank of Nova Scotiaµ‡ 4.650%, 08/01/30 3 mo. USD LIBOR +2.65%	44,768
96,000	Charles Schwab Corp.µ‡ 5.000%, 08/01/30 3 mo. USD LIBOR + 2.58%	93,088
34,000	CyrusOne, LP / CyrusOne Finance Corp.µ 5.375%, 03/15/27	33,849

PRINCIPAL AMOUNT		VALUE
87,000	Dell International, LLC / EMC Corp.*^µ 6.020%, 06/15/26	$92,066
49,000	Discover Financial Servicesµ‡ 5.500%, 08/01/30 3 mo. USD LIBOR + 3.08%	48,088
64,000	Equinix, Inc.^ 5.375%, 05/15/27	64,729
20,000	Greystar Real Estate Partners, LLC* 5.750%, 12/01/25	19,413
49,000	HUB International, Ltd.* 7.000%, 05/01/26	49,232
71,000	ILFC E-Capital Trust II*‡ 4.820%, 12/21/65 3 mo. USD LIBOR + 1.80%	65,255
104,000	Iron Mountain, Inc.*µ 5.250%, 03/15/28	96,338
	Jefferies Finance, LLC*
197,000	7.375%, 04/01/20	201,028
85,000	7.250%, 08/15/24^	83,446
39,000	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.*µ5.250%, 10/01/25	36,599
32,000	Level 3 Financing, Inc. 5.375%, 05/01/25	31,240
52,000	LPL Holdings, Inc.* 5.750%, 09/15/25	50,629
	MetLife, Inc.^
86,000	6.400%, 12/15/66µ	91,570
5,000	5.875%, 08/01/30‡ 3 mo. USD LIBOR +2.96%	5,132
92,000	Nationstar Mortgage, LLC / Nationstar Capital Corp. 6.500%, 07/01/21	92,272
	Navient Corp.
62,000	6.750%, 06/25/25^	61,693
19,000	6.500%, 06/15/22	19,404
37,000	NexBank Capital, Inc.*‡& 6.375%, 09/30/27 3 mo. USD LIBOR + 4.59%	37,360
78,000	Oil Insurance, Ltd.*‡ 5.319%, 12/29/49 3 mo. USD LIBOR + 2.98%	74,077
95,000	Quicken Loans, Inc.*^µ 5.750%, 05/01/25	94,742
49,000	Simmons First National Corp.‡ 5.000%,04/01/28 3 mo. USD LIBOR + 2.15%	48,627
	Springleaf Finance Corp.
66,000	6.875%, 03/15/25	67,028
42,000	8.250%, 10/01/23	46,564
21,000	Towne Bank‡ 4.500%, 07/30/27 3 mo. USD LIBOR + 2.55%	20,758
95,000	Tronox Finance, PLC* 5.750%, 10/01/25	91,722
		2,271,446
	Health Care (0.1%)
182,000	Acadia Healthcare Company, Inc. 6.500%, 03/01/24	186,694
	Bausch Health Cos., Inc.*
98,000	9.000%, 12/15/25	103,999
98,000	8.500%, 01/31/27	100,885

See accompanying Notes to Schedule of Investments

9

Calamos Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JULY 31, 2018 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
52,000	9.250%, 04/01/26	$55,372
49,000	7.500%, 07/15/21	50,022
205,000	Community Health Systems, Inc.*^ 8.125%, 06/30/24	168,882
144,000	DaVita, Inc.^ 5.125%, 07/15/24	140,205
94,000	Endo DAC / Endo Finance, LLC / Endo Finco, Inc.* 6.000%, 07/15/23	80,064
41,000	Endo Finance, LLC / Endo Finco, Inc.* 7.250%, 01/15/22	38,746
	HCA, Inc.
269,000	5.875%, 05/01/23^	281,874
47,000	7.500%, 11/06/33	50,338
12,000	5.375%, 02/01/25^	12,171
44,000	Horizon Pharma, Inc. / Horizon Pharma USA,Inc.* 8.750%, 11/01/24	46,970
47,000	Magellan Health, Inc.µ 4.400%, 09/22/24	45,914
64,000	Mallinckrodt International Finance, SA / Mallinckrodt CB, LLC*^ 5.625%, 10/15/23	55,237
22,000	Team Health Holdings, Inc.*^ 6.375%, 02/01/25	19,268
	Tenet Healthcare Corp.^
117,000	6.750%, 06/15/23	118,925
81,000	5.125%, 05/01/25	78,721
82,000	Teva Pharmaceutical Finance Company, BVµ 2.950%, 12/18/22	75,630
155,000	Teva Pharmaceutical Finance IV, BVµ 3.650%, 11/10/21	149,670
18,000	Teva Pharmaceutical Finance IV, LLCµ 2.250%, 03/18/20	17,526
48,000	Teva Pharmaceutical Finance Netherlands III, BV^µ 6.000%, 04/15/24	49,822
47,000	West Street Merger Sub, Inc.*^ 6.375%, 09/01/25	46,029
		1,972,964

	Industrials (0.1%)
42,000	ACCO Brands Corp.* 5.250%, 12/15/24	41,698
	Allison Transmission, Inc.*µ
42,000	4.750%, 10/01/27	39,157
12,000	5.000%, 10/01/24	11,806
30,000	Apergy Corp.* 6.375%, 05/01/26	30,646
46,000	ARD Securities Finance Sarl* 8.750%, 01/31/23 8.750% PIK rate	46,120
48,000	Beacon Roofing Supply, Inc.*^ 4.875%, 11/01/25	44,848
50,000	Bombardier, Inc.*^ 7.500%, 12/01/24	53,244
	Covanta Holding Corp.
59,000	5.875%, 03/01/24	59,139
9,000	5.875%, 07/01/25	8,836
47,000	Delphi Technologies, PLC* 5.000%, 10/01/25	44,564

PRINCIPAL AMOUNT		VALUE
29,000	Energizer Gamma Acquisition, Inc.*^ 6.375%, 07/15/26	$29,837
48,000	Fly Leasing, Ltd. 5.250%, 10/15/24	45,373
10,000	FXI Holdings, Inc.* 7.875%, 11/01/24	9,813
69,000	Garda World Security Corp.* 7.250%, 11/15/21	68,778
92,000	Golden Nugget, Inc.* 6.750%, 10/15/24	91,893
66,000	Gray Television, Inc.*^ 5.875%, 07/15/26	64,618
49,000	Great Lakes Dredge & Dock Corp. 8.000%, 05/15/22	50,624
60,000	H&E Equipment Services,Inc. 5.625%, 09/01/25	59,553
	Hertz Corp.
49,000	7.375%, 01/15/21^	48,553
8,000	7.625%, 06/01/22*	7,850
	Icahn Enterprises, LPµ
49,000	6.375%, 12/15/25	49,383
41,000	6.750%, 02/01/24	41,916
20,000	James Hardie International Finance, Ltd.*µ 4.750%, 01/15/25	19,626
47,000	Jeld-Wen, Inc.* 4.625%, 12/15/25	44,773
25,000	JPW Industries Holding Corp.* 9.000%, 10/01/24	25,500
61,000	Meritor, Inc.^ 6.250%, 02/15/24	61,264
49,000	Multi-Color Corp.*^ 4.875%, 11/01/25	45,616
69,000	Navistar International Corp.*^ 6.625%, 11/01/25	72,179
	Park Aerospace Holdings, Ltd.*
33,000	5.500%, 02/15/24	32,680
28,000	4.500%, 03/15/23µ	26,886
87,000	Park-Ohio Industries, Inc.^ 6.625%, 04/15/27	88,442
46,000	Scientific Games International, Inc.* 5.000%, 10/15/25	44,332
32,000	Tennant Company 5.625%, 05/01/25	32,023
10,000	Titan Acquisition, Ltd. / Titan Co-Borrower, LLC* 7.750%, 04/15/26	8,981
20,000	TransDigm UK Holdings, PLC*^ 6.875%, 05/15/26	20,561
77,000	United Rentals North America, Inc.µ 4.875%, 01/15/28	72,006
24,000	Waste Pro USA, Inc.* 5.500%, 02/15/26	22,950
		1,566,068
	Information Technology (0.0%)
92,000	Alliance Data Systems Corp.*5.875%, 11/01/21	93,978
	Cardtronics, Inc.
40,000	5.125%, 08/01/22	38,321
19,000	5.500%, 05/01/25*	17,022
69,000	CBS Radio, Inc.*^7.250%, 11/01/24	65,155

See accompanying Notes to Schedule of Investments

10

Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JULY 31, 2018 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
44,000	CDK Global, Inc.µ 4.875%, 06/01/27	$43,201
	Clear Channel Worldwide Holdings, Inc.
70,000	7.625%, 03/15/20^	70,225
26,000	7.625%, 03/15/20	26,088
45,000	CommScope Technologies, LLC* 6.000%, 06/15/25	46,195
49,000	Harland Clarke Holdings Corp.* 8.375%, 08/15/22	46,926
	Nuance Communications, Inc.µ
42,000	6.000%, 07/01/24	42,880
39,000	5.625%, 12/15/26	38,819
47,000	TTM Technologies, Inc.*^ 5.625%, 10/01/25	46,663
33,000	VFH Parent, LLC* 6.750%, 06/15/22	34,013
		609,486

	Materials (0.1%)
68,000	AK Steel Corp.^ 6.375%, 10/15/25	62,856
	Alcoa Nederland Holding, BV*µ
60,000	7.000%, 09/30/26	64,950
20,000	6.125%, 05/15/28	20,727
150,000	ArcelorMittal, SA^ 7.000%, 10/15/39	170,421
45,000	Arconic, Inc.^µ 5.125%, 10/01/24	44,956
88,000	Ardagh Packaging Finance, PLC / Ardagh Holdings USA, Inc.* 6.000%, 02/15/25	86,022
20,000	Baffinland Iron Mines Corp. / Baffinland Iron Mines, LP* 8.750%, 07/15/26	20,048
18,000	Cleveland-Cliffs, Inc. 5.900%, 03/15/20	18,302
10,000	Commercial Metals Company*^µ 5.750%, 04/15/26	9,731
	First Quantum Minerals, Ltd.*
26,000	7.000%, 02/15/21^	26,297
13,000	7.250%, 04/01/23	13,003
52,000	INEOS Group Holdings, SA*^ 5.625%, 08/01/24	51,549
29,000	JW Aluminum Continuous Cast Company* 10.250%, 06/01/26	28,941
24,000	Kinross Gold Corp.µ 4.500%, 07/15/27	22,195
45,000	New Gold, Inc.*^ 6.375%, 05/15/25	41,341
131,000	PBF Holding Company, LLC / PBF Finance Corp. 7.250%, 06/15/25	137,711
	United States Steel Corp.
95,000	6.875%, 08/15/25	97,306
18,000	6.250%, 03/15/26^	18,036
		934,392

	Real Estate (0.0%)
34,000	Crescent Communities, LLC/Crescent Ventures, Inc.* 8.875%, 10/15/21	35,915
79,000	MPT Operating Partnership, LP / MPT Finance Corp.µ 5.000%, 10/15/27	76,586

PRINCIPAL AMOUNT		VALUE
49,000	Starwood Property Trust, Inc.*^ 4.750%, 03/15/25	$48,447
		160,948

	Telecommunication Services (0.1%)
31,000	Altice Financing, SA*^ 7.500%, 05/15/26	30,296
83,000	Altice France, SA* 7.375%, 05/01/26	82,160
	Altice Luxembourg, SA*^
20,000	7.750%, 05/15/22	19,979
20,000	7.625%, 02/15/25	18,647
52,000	Altice US Finance I Corp.*µ 5.500%, 05/15/26	51,115
21,000	Block Communications, Inc.* 6.875%, 02/15/25	21,022
46,000	CB Escrow Corp.* 8.000%, 10/15/25	42,152
13,000	Cequel Communications Holdings I, LLC / Cequel Capital Corp.* 7.500%, 04/01/28	13,434
25,000	Cincinnati Bell, Inc.* 7.000%, 07/15/24	22,310
47,000	Consolidated Communications, Inc.^ 6.500%, 10/01/22	43,986
138,000	CSC Holdings, LLC*^µ 5.500%, 04/15/27	132,908
202,000	Embarq Corp.µ 7.995%, 06/01/36	190,528
	Frontier Communications Corp.
128,000	11.000%, 09/15/25^	104,140
94,000	7.625%, 04/15/24	63,911
20,000	8.500%, 04/01/26*	19,225
	Hughes Satellite Systems Corp.
38,000	6.625%, 08/01/26	36,337
11,000	5.250%, 08/01/26µ	10,542
	Inmarsat Finance, PLC*^µ
37,000	4.875%, 05/15/22	36,713
18,000	6.500%, 10/01/24	18,134
	Intelsat Jackson Holdings, SA
70,000	9.750%, 07/15/25*	74,853
47,000	7.500%, 04/01/21^	47,284
31,000	8.000%,02/15/24*^	32,686
46,000	Qwest Corp.µ 6.875%, 09/15/33	43,613
19,000	SBA Communications Corp. 4.000%, 10/01/22	18,437
	Sprint Corp.
176,000	7.875%, 09/15/23^	187,903
155,000	7.125%, 06/15/24	159,404
47,000	T-Mobile USA, Inc.µ 4.750%, 02/01/28	43,624
10,000	Telecom Italia Capital, SAµ 6.000%, 09/30/34	9,921
72,000	United States Cellular Corp.^µ 6.700%, 12/15/33	74,278
20,000	Wind Tre,S.p.A.* 5.000%, 01/20/26	18,050
	Windstream Services, LLC / Windstream Finance Corp.
48,000	8.625%, 10/31/25*	45,173
15,000	7.750%, 10/01/21	11,550
10,000	10.500%, 06/30/24*	10,040
		1,734,355

See accompanying Notes to Schedule of Investments

11

Calamos Strategic Total Return Fund
SCHEDULE OF INVESTMENTS JULY 31, 2018 (UNAUDITED)

PRINCIPAL AMOUNT		VALUE
	Utilities (0.0%)
11,000	NGPL PipeCo, LLC*µ
	4.875%, 08/15/27	$11,014
	NRG Energy, Inc.
66,000	6.625%, 01/15/27	68,375
21,000	5.750%, 01/15/28*^	20,854
95,000	PPL Capital Funding, Inc.^µ‡
	4.999%, 03/30/67
	3 mo. USD LIBOR + 2.67%	93,987
31,000	Talen Energy Supply, LLC*
	10.500%, 01/15/26	26,890
49,000	TerraForm Power Operating, LLC*
	5.000%, 01/31/28	46,218
40,000	Vistra Energy Corp.*^
	8.125%, 01/30/26	44,052
		311,390
	TOTAL CORPORATE BONDS	15,041,465
U.S. Government and Agency Security (0.0%)
	Other (0.0%)
211,000	United States Treasury Note
	2.000%, 11/15/26	196,324

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE

Purchased Options (0.1%) #
	Other (0.1%)
6,500	Financial Select Sector SPDR
650,000	Fund
	Call, 09/21/18, Strike $27.00	884,000
	iShares MSCI EAFE ETF
6,300
630,000	Call, 09/21/18, Strike $69.00	677,250
1,545
154,500	Call, 10/19/18, Strike $69.00	230,205
750
75,000	Call, 09/21/18, Strike $67.00	192,750
2,300	iShares MSCI Emerging Markets
230,000	Call, 10/19/18, Strike $45.00	330,050
1,200	iShares Russell 2000 ETF
120,000	Call, 10/19/18, Strike $169.00	375,000
	TOTAL PURCHASED OPTIONS	2,689,255

	TOTAL SYNTHETIC
	CONVERTIBLE SECURITIES
	(Cost $18,106,464)	17,927,044

NUMBER OF SHARES		VALUE

CONVERTIBLE PREFERRED STOCKS (6.5%)
	Consumer Staples (0.6%)
111,900	Bunge, Ltd.
	4.875%, 12/31/49	12,230,334
NUMBER OF SHARES		VALUE
	Energy (0.8%)
84,885	CenterPoint Energy, Inc. (Warner
	Media, LLC, Charter
	Communications Time, Inc.)µ§**
	3.399%, 09/15/29	$3,704,933
114,350	Hess Corp.µ
	8.000%, 02/01/19	8,342,976
	NuStar Energy, LP‡
165,000	7.625%, 06/15/22
	3 mo. USD LIBOR + 5.64%	3,682,800
53,034	8.500%, 12/15/21
	3 mo. USD LIBOR + 6.77%	1,274,938
		17,005,647
	Financials (0.2%)
80,250	AMG Capital Trust II
	5.150%, 10/15/37	4,770,181
	Health Care (0.4%)
133,000	Becton Dickinson and Companyµ
	6.125%, 05/01/20	8,441,510
	Industrials (1.6%)
9,765	Fortive Corp.µ
	5.000%, 07/01/21	10,302,075
122,000	Rexnord Corp.µ
	5.750%, 11/15/19	7,792,140
130,700	Stanley Black & Decker, Inc.^
	5.375%, 05/15/20	14,573,050
		32,667,265
	Real Estate (0.8%)
14,365	Crown Castle International Corp.µ
	6.875%, 08/01/20	15,327,742
	Utilities (2.1%)
40,398	Dominion Energy, Inc.µ
	6.750%, 08/15/19	1,946,779
184,900	DTE Energy Company
	6.500%, 10/01/19	9,720,378
	NextEra Energy, Inc.µ
231,000	6.371%, 09/01/18	17,209,500
124,600	6.123%, 09/01/19	7,133,350
	Sempra Energy
17,341	6.750%, 07/15/21	1,778,842
35,100	6.000%, 01/15/21	3,591,081
		41,379,930
	TOTAL CONVERTIBLE
	PREFERRED STOCKS
	(Cost $122,180,357)	131,822,609
COMMON STOCKS (90.3%)
	Consumer Discretionary (12.9%)
36,300	Amazon.com, Inc.^#~	64,521,072
53,285	Aptiv, PLC	5,225,660
1,400	Booking Holdings, Inc.#	2,840,208
185,615	Carnival Corp.	10,995,833
411,425	Comcast Corp. – Class A	14,720,786
5,958	Cumulus Media, Inc. – Class A#	99,796
57,270	Dollar Tree, Inc.#	5,227,606
19,350	Expedia Group, Inc.	2,589,804
825,570	Ford Motor Company	8,288,723
20,785	GameStop Corp. – Class A^	299,512

See accompanying Notes to Schedule of Investments

12

Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JULY 31, 2018 (UNAUDITED)

NUMBER OF SHARES		VALUE
154,993	General Motors Co.	$5,875,785
138,000	Home Depot, Inc.	27,257,760
38,550	Lennar Corp. - Class A	2,015,008
94,000	Lowe's Companies, Inc.	9,337,960
123,000	McDonald's Corp.~	19,377,420
46,200	Netflix, Inc.#	15,590,190
162,800	Nike, Inc. - Class B	12,520,948
31,450	PVH Corp.	4,828,204
44,300	Royal Caribbean Cruises, Ltd.	4,995,268
93,475	Starbucks Corp.	4,897,155
71,950	TJX Companies, Inc.	6,997,857
49,999	TopBuild Corp.^#	3,713,926
201,000	Walt Disney Company	22,825,560
60,000	Whirlpool Corp.^	7,866,000
		262,908,041
	Consumer Staples (6.2%)
58,750	Altria Group, Inc.	3,447,450
505,000	Coca-Cola Company	23,548,150
53,100	Costco Wholesale Corp.	11,613,501
79,150	Kroger Company	2,295,350
264,650	Mondelez International, Inc. -
	Class A	11,480,517
137,570	PepsiCo, Inc.	15,820,550
147,500	Philip Morris International, Inc.	12,729,250
289,905	Procter & Gamble Company	23,447,516
87,930	Walgreens Boots Alliance, Inc.	5,945,827
170,835	Walmart, Inc.	15,243,607
		125,571,718
	Energy (7.8%)
475,000	BP, PLC	21,417,750
325,000	Chevron Corp.	41,037,750
111,120	ConocoPhillips	8,019,530
60,000	Diamond Offshore Drilling, Inc.^#	1,152,000
76,005	Enterprise Products Partners, LP	2,204,145
117,000	EOG Resources, Inc.	15,085,980
417,450	Exxon Mobil Corp.	34,026,349
16,000	GasLog, Ltd.	269,600
137,300	Halliburton Company	5,824,266
33,560	Magellan Midstream Partners,
	LP~	2,408,266
100,220	Marathon Petroleum Corp.^	8,100,783
26,500	Pioneer Natural Resources
	Company	5,015,655
156,200	Schlumberger, Ltd.	10,546,624
57,335	Spectra Energy Partners, LP	2,119,675
21,850	Targa Resources Corp.	1,115,880
10,000	Williams Companies, Inc.	297,500
		158,641,753
	Financials (13.6%)
35,430	Affiliated Managers Group, Inc.	5,669,154
97,850	American Express Company~	9,738,032
228,450	American International Group,
	Inc.^	12,612,725
1,166,950	Bank of America Corp.~	36,035,416
161,625	BB&T Corp.^	8,212,166
70,800	Capital One Financial Corp.	6,677,856
62,795	Chubb Corp.	8,773,717
253,000	Citigroup, Inc.	18,188,170
125,000	Discover Financial Services^	8,926,250
153,765	E*TRADE Financial Corp.#	9,196,685
121,050	First Republic Bank^	11,967,003
44,700	Goldman Sachs Group, Inc.	10,613,121
33,700	Intercontinental Exchange, Inc.	2,490,767
NUMBER OF SHARES		VALUE
453,400	JPMorgan Chase & Company	$52,118,330
226,225	KeyCorp^	4,721,316
132,475	Marsh & McLennan Companies,
	Inc.^	11,043,116
103,355	MetLife, Inc.^	4,727,458
120,200	Morgan Stanley	6,077,312
81,900	Northern Trust Corp.	8,945,118
85,200	PNC Financial Services Group,
	Inc.^	12,339,516
81,900	Prudential Financial, Inc.	8,264,529
121,226	Synchrony Financial	3,508,280
214,215	Wells Fargo & Company^	12,272,377
63,350	Zions Bancorporation^	3,275,195
		276,393,609
	Health Care (13.5%)
139,700	Abbott Laboratories^~	9,155,938
149,835	AbbVie, Inc.	13,819,282
32,025	Aetna, Inc.	6,033,190
138,035	Agilent Technologies, Inc.	9,115,831
29,080	Alexion Pharmaceuticals, Inc.#	3,866,477
15,753	Allergan, PLC	2,899,970
40,490	Amgen, Inc.	7,958,309
51,996	Anthem, Inc.^	13,154,988
181,015	Baxter International, Inc.	13,114,537
16,100	Biogen, Inc.#	5,383,357
65,550	Bristol-Myers Squibb Company	3,851,063
115,120	Celgene Corp.#	10,371,161
27,350	Edwards Lifesciences Corp.#	3,896,008
137,350	Eli Lilly and Company	13,571,553
62,050	Gilead Sciences, Inc.	4,829,351
26,400	Humana, Inc.	8,294,352
275,000	Johnson & Johnson	36,443,000
25,975	Laboratory Corp. of America
	Holdings#	4,554,457
98,200	Medtronic, PLC	8,860,586
251,550	Merck & Company, Inc.	16,569,598
31,606	Molina Healthcare, Inc.^#	3,289,869
740,400	Pfizer, Inc.~	29,564,172
36,525	Stryker Corp.^	5,962,706
8,700	Teleflex, Inc.	2,372,577
42,800	Thermo Fisher Scientific, Inc.	10,037,884
105,000	UnitedHealth Group, Inc.	26,588,100
		273,558,316
	Industrials (9.1%)
21,850	Boeing Company	7,785,155
86,375	Caterpillar, Inc.	12,420,725
221,550	CSX Corp.^	15,659,154
162,000	Delta Air Lines, Inc.	8,816,040
90,000	Eaton Corp., PLC	7,485,300
54,125	Emerson Electric Company	3,912,155
836,550	General Electric Company	11,402,176
118,650	Honeywell International, Inc.	18,942,472
46,281	Lockheed Martin Corp.^	15,092,234
450,000	Masco Corp.	18,148,500
37,050	Northrop Grumman Corp.	11,133,155
96,690	PACCAR, Inc.	6,354,467
135,000	EUR Siemens, AG	19,053,760
188,000	Union Pacific Corp.^	28,179,320
		184,384,613
	Information Technology (21.2%)
81,415	Accenture, PLC - Class A	12,971,852
28,285	Adobe Systems, Inc.#~	6,920,774
36,295	Alphabet, Inc. - Class A#	44,541,950

See accompanying Notes to Schedule of Investments

13

Calamos Strategic Total Return Fund
SCHEDULE OF INVESTMENTS JULY 31, 2018 (UNAUDITED)

NUMBER OF SHARES		VALUE
12,534	Alphabet, Inc. - Class C#	$15,257,137
456,140	Apple, Inc.^	86,798,881
322,615	Applied Materials, Inc.	15,688,767
40,250	Broadcom, Inc.	8,926,242
407,250	Cisco Systems, Inc.	17,222,602
221,265	Facebook, Inc. - Class A^#	38,185,914
24,150	Fidelity National Information
	Services, Inc.	2,490,589
56,750	Lam Research Corp.^	10,818,820
106,800	MasterCard, Inc. - Class A	21,146,400
60,400	Micron Technology, Inc.#	3,188,516
697,200	Microsoft Corp.	73,958,976
300,000	Nintendo Company, Ltd.^	12,314,640
1,520,000	Nokia Corp.^	8,208,000
58,650	NVIDIA Corp.	14,361,039
118,300	Oracle Corp.	5,640,544
49,500	Salesforce.com, Inc.#	6,788,925
190,870	Visa, Inc. - Class A	26,099,564
		431,530,132
	Materials (2.1%)
527,879	DowDuPont, Inc.	36,302,239
82,000	Nucor Corp.	5,488,260
		41,790,499
	Real Estate (1.2%)
111,634	American Tower Corp.^	16,548,624
43,850	Crown Castle International Corp.^	4,859,896
56,400	Welltower, Inc.^	3,530,640
		24,939,160
	Telecommunication Services (2.0%)
615,000	AT&T, Inc.^~	19,661,550
205,085	EUR Orange, SA	3,494,997
353,380	Verizon Communications, Inc.^	18,248,543
		41,405,090
	Utilities (0.7%)
330,054	Exelon Corp.	14,027,295
	TOTAL COMMON STOCKS
	(Cost $1,548,236,234)	1,835,150,226

RIGHTS (0.0%) #
	Consumer Discretionary (0.0%)
22,573	Motors Liquidation Company
	(Cost $—)	224,376

WARRANTS (0.2%) #
	Consumer Discretionary (0.1%)
8,050	Cumulus Media, Inc.
	05/31/38, Strike $0.00
		122,762
88,470	General Motors Co.
	07/10/19, Strike $18.33
		1,787,979
		1,910,741
	Energy (0.1%)
47,885	Gulfmark Offshore, Inc.
	11/14/42, Strike $100.00
		1,804,786
NUMBER OF SHARES		VALUE
16,676	Gulfmark Offshore, Inc.
	10/31/42, Strike $100.00
		$628,518
		2,433,304
	TOTAL WARRANTS
	(Cost $9,452,842)	4,344,045

EXCHANGE-TRADED FUNDS (3.7%)
	Other (3.7%)
120,200	iShares iBoxx High Yield
	Corporate Bond ETF^	10,351,624
195,550	iShares MSCI EAFE ETF	13,469,484
122,500	iShares MSCI Emerging Markets
	ETF^	5,495,350
52,380	iShares NASDAQ Biotechnology
	ETF^	6,101,746
61,690	iShares Russell 2000 ETF^	10,232,521
126,645	iShares Russell 2000 Value ETF^	16,928,637
341,000	SPDR Barclays Capital High Yield
	Bond ETF^	12,255,540
	TOTAL EXCHANGE-TRADED FUNDS
	(Cost $72,479,705)	74,834,902

NUMBER OF CONTRACTS/ NOTIONAL AMOUNT		VALUE
PURCHASED OPTIONS (0.1%) #
	Information Technology (0.0%)
400	Apple, Inc.
40,000	Put, 08/03/18, Strike $200.00	387,425
	Other (0.1%)
800	Invesco QQQ Trust Series
80,000	Put, 09/21/18, Strike $170.00	193,200
	S&P 500 Index
170
17,000	Put, 07/31/18, Strike $2,650.00	425
150
15,000	Put, 09/21/18, Strike $2,750.00	350,250
130
13,000	Put, 09/21/18, Strike $2,725.00	252,200
		796,075
	TOTAL PURCHASED OPTIONS
	(Cost $2,538,497)	1,183,500

NUMBER OF SHARES		VALUE
SHORT TERM INVESTMENTS (5.3%)
53,570,785	Fidelity Prime Money Market Fund
	- Institutional Class, 2.060%***	53,592,213

See accompanying Notes to Schedule of Investments

14

Strategic Total Return Fund

SCHEDULE OF INVESTMENTS JULY 31, 2018 (UNAUDITED)

NUMBER OF SHARES		VALUE
53,232,874	Morgan Stanley Institutional Liquidity Funds - Government Portfolio, 1.810%***	$53,232,874

	TOTAL SHORT TERM INVESTMENTS
	(Cost $106,824,116)	106,825,087

	TOTAL INVESTMENTS (145.2%)
	(Cost $2,650,651,502)	2,949,403,852

	MANDATORY REDEEMABLE PREFERRED
	SHARES, AT LIQUIDATION VALUE (-11.9%)	(242,000,000)

	LIABILITIES, LESS OTHER ASSETS (-33.3%)	(676,172,307)

	NET ASSETS (100.0%)	$2,031,231,545

NOTES TO SCHEDULE OF INVESTMENTS

*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the Fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements.

^	Security, or portion of security, is on loan.
µ	Security, or portion of security, is held in a segregated account as collateral for note payable aggregating a total value of $309,472,831.

‡	Variable rate security. The rate shown is the rate in effect at July 31, 2018.

&	Illiquid security.

§	Securities exchangeable or convertible into securities of one or more entities that are different than the issuer. Each entity is identified in the parenthetical.

!	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.

¤	The synthetic convertible securities strategy combines separate securities that together possess the economic characteristics similar to a convertible security.

**	Step coupon security. Coupon changes periodically based upon a predetermined schedule. The rate shown is the rate in effect at July 31, 2018.

#	Non-income producing security.

~	Security, or portion of security, is segregated as collateral (or potential collateral for future transactions) for written options. The aggregate value of such securities is $1,780,602.

***	The rate disclosed is the 7 day net yield as of July 31, 2018.

FOREIGN CURRENCY ABBREVIATION

CAD	Canadian Dollar

EUR	European Monetary Unit

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

15

Note 1 – Organization and Significant Accounting Policies

Organization. Calamos Strategic Total Return Fund (the “Fund”) was organized as a Delaware statutory trust on December 31, 2003 and is registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, closed-end management investment company. The Fund commenced operations on March 26, 2004.

The Fund’s investment strategy is to provide total return through a combination of capital appreciation and current income. The Fund, under normal circumstances, will invest at least 50% of its managed assets in equity securities (including securities that are convertible into equity securities). The Fund may invest up to 35% of its managed assets in securities of foreign issuers, including debt and equity securities of corporate issuers and debt securities of government issuers in developed and emerging markets. The Fund may invest up to 15% of its managed assets in securities of foreign issuers in emerging markets. “Managed assets” means the Fund’s total assets (including any assets attributable to any leverage that may be outstanding) minus total liabilities (other than debt representing financial leverage).

Significant Accounting Policies. The schedule of investments have been prepared in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following summarizes the significant accounting policies of the Fund:

Fund Valuation. The valuation of the Fund’s investments is in accordance with policies and procedures adopted by and under the ultimate supervision of the board of trustees.

Fund securities that are traded on U.S. securities exchanges, except option securities, are valued at the official closing price, which is the last current reported sales price on its principal exchange at the time each Fund determines its net asset value (“NAV”). Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time a Fund determines its NAV. When a last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other equity securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations on its principal exchange in accordance with guidelines adopted by the board of trustees. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the board of trustees. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued based on a quotation provided by the counterparty to such option under the ultimate supervision of the board of trustees.

Fixed income securities, certain convertible preferred securities, and non-exchange traded derivatives are normally valued by independent pricing services or by dealers or brokers who make markets in such securities. Valuations of such fixed income securities, certain convertible preferred securities, and non-exchange traded derivatives consider yield or price of equivalent securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data and do not rely exclusively upon exchange or over-the-counter prices.

Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange (“NYSE”) is open. Each security trading on these exchanges or in over-the-counter markets may be valued utilizing a systematic fair valuation model provided by an independent pricing service approved by the board of trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund’s NAV is not calculated.

If the pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the pricing committee, under the ultimate supervision of the board of trustees, following the guidelines and/or procedures adopted by the board of trustees.

The Fund also may use fair value pricing, pursuant to guidelines adopted by the board of trustees and under the ultimate supervision of the board of trustees, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Fund’s pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by the board of trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by a Fund to calculate its NAV may differ from market quotations or official closing prices. In light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security is accurate.

Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

Option Transactions. For hedging and investment purposes, the Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in value should the counterparty not perform under the contract. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Note 2 – Investments

The cost basis of investments for federal income tax purposes at July 31, 2018 was as follows*:

Cost basis of investments	$2,650,651,502
Gross unrealized appreciation	453,639,054
Gross unrealized depreciation	(154,886,704)

Net unrealized appreciation (depreciation)	$298,752,350

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Note 3 – Mandatory Redeemable Preferred Shares

On September 6, 2017, the Fund issued 9,680,000 mandatory redeemable preferred shares (“MRPS”) with an aggregate liquidation preference of $242.0 million. Offering costs incurred by the Fund in connection with the MRPS issuance are aggregated with the outstanding liability and are being amortized to Interest expense and amortization of offering costs on Mandatory Redeemable Preferred Shares over the respective life of each series of MRPS and shown in the Statement of Operations.

The MRPS are divided into three series with different mandatory redemption dates and dividend rates. The table below summarizes the key terms of each series of the MRPS at July 31, 2018.

Series	Term Redemption Date	Dividend Rate	Shares (000’s)	Liquidation Preference Per Share	Aggregate Liquidation Preference
Series A	9/06/22	3.70%	3,220	$25	$80,500,000
Series B	9/06/24	4.00%	3,220	$25	$80,500,000
Series C	9/06/27	4.24%	3,240	$25	$81,000,000
				Total	$242,000,000

The MRPS are not listed on any exchange or automated quotation system. The MRPS are considered debt of the issuer; therefore, the liquidation preference, which approximates fair value of the MRPS, is recorded as a liability in the Statement of Assets and Liabilities net of deferred offering costs. The MRPS are categorized as Level 2 within the fair value hierarchy.

Holders of MRPS are entitled to receive monthly cumulative cash dividends payable on the first business day of each month. The MRPS currently are rated “AA” by Fitch Ratings, Inc. (“Fitch”). If on the first day of a monthly dividend period the MRPS of any class are rated lower than “A” by Fitch (or lower than the equivalent of such rating by any other rating agency providing a rating pursuant to the request of the Fund), the dividend rate for such period shall be increased by 0.5%, 2.0% or 4.0% according to an agreed upon schedule. The MRPS’ dividend rate is also subject to increase during periods when the Fund has not made timely payments to MRPS holders and/or the MRPS do not have a current credit rating, subject to various terms and conditions. Dividends accrued and paid to the shareholders of MRPS are included in “Interest expense and amortization of offering costs on Mandatory Redeemable Preferred Shares” within the Statement of Operations.

The MRPS rank junior to the Fund’s borrowings under the SSB Agreement and senior to the Fund’s outstanding common stock. The Fund may, at its option, subject to various terms and conditions, redeem the MRPS, in whole or in part, at the liquidation preference amount plus all accumulated but unpaid dividends, plus a make whole premium equal to the discounted value of the remaining scheduled payments. Each class of MRPS is subject to mandatory redemption on the term redemption date specified in the table above. Periodically, the Fund is subject to an overcollateralization test based on applicable rating agency criteria (the “OC Test”) and an asset coverage test with respect to its outstanding senior securities (the “AC Test”). The Fund may be required to redeem MRPS before their term redemption date if it does not comply with one or both tests. So long as any MRPS are outstanding, the Fund may not declare, pay or set aside for payment cash dividends or other distributions on shares of its common stock unless (1) the Fund has satisfied the OC Test on at least one testing date in the preceding 65 days, (2) immediately after such transaction, the Fund would comply with the AC Test, (3) full cumulative dividends on the MRPS due on or prior to the date of such transaction have been declared and paid and (4) the Fund has redeemed all MRPS required to have been redeemed on such date or has deposited funds sufficient for such redemption, subject to certain grace periods and exceptions.

Except as otherwise required pursuant to the Fund’s governing documents or applicable law, the holders of the MRPS have one vote per share and vote together with the holders of common stock of the Fund as a single class except on matters affecting only the holders of MRPS or the holders of common stock. Pursuant to the 1940 Act, holders of the MRPS have the right to elect at least two trustees of the Fund, voting separately as a class. Except during any time when the Fund has failed to make a dividend or redemption payment in respect of MRPS outstanding, the holders of MRPS have agreed to vote in accordance with the recommendation of the board of trustees on any matter submitted to them for their vote or to the vote of shareholders of the Fund generally.

Note 4 – Fair Value Measurement

Various inputs are used to determine the value of the Fund’s investments. These inputs are categorized into three broad levels as follows:

●	Level 1 – Prices are determined using inputs from unadjusted quoted prices from active markets (including securities actively traded on a securities exchange) for identical assets.

●	Level 2 – Prices are determined using significant observable market inputs other than unadjusted quoted prices, including quoted prices of similar securities, fair value adjustments to quoted foreign securities, interest rates, credit risk, prepayment speeds, and other relevant data.

●	Level 3 – Prices reflect unobservable market inputs (including the Fund’s own judgments about assumptions market participants would use in determining fair value) when observable inputs are unavailable.

Debt securities are valued based upon evaluated prices received from an independent pricing service or from a dealer or broker who makes markets in such securities. Pricing services utilize various observable market data and as such, debt securities are generally categorized as Level 2. The levels are not necessarily an indication of the risk or liquidity of the Fund’s investments. Transfers between the levels for investment securities or other financial instruments are measured at the end of the reporting period.

The following is a summary of the inputs used in valuing the Fund’s holdings at fair value:

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets:
Corporate Bonds	$—	$445,888,236	$—	$445,888,236
Convertible Bonds	—	288,825,972	—	288,825,972
U.S. Government and Agency Securities	—	5,805,056	—	5,805,056
Bank Loans	—	36,572,799	—	36,572,799
Synthetic Convertible Securities (Corporate Bonds)	—	15,041,465	—	15,041,465
Synthetic Convertible Securities (U.S. Government and Agency Security)	—	196,324	—	196,324
Synthetic Convertible Securities (Purchased Options)	2,689,255	—	—	2,689,255
Convertible Preferred Stocks	101,396,783	30,425,826	—	131,822,609
Common Stocks U.S.	1,800,187,033	12,414,436	—	1,812,601,469
Common Stocks Foreign	—	22,548,757	—	22,548,757
Rights	—	224,376	—	224,376
Warrants	1,787,979	2,556,066	—	4,344,045
Exchange-Traded Funds	74,834,902	—	—	74,834,902
Purchased Options	1,183,500	—	—	1,183,500
Short Term Investments	106,825,087	—	—	106,825,087
TOTAL	$2,088,904,539	$860,499,313	$—	$2,949,403,852

ITEM 2. CONTROLS AND PROCEDURES.

a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) Certification of Principal Executive Officer.

(b) Certification of Principal Financial Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calamos Strategic Total Return Fund

By:	/s/ John P. Calamos, Sr.
Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	September 7, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Calamos Strategic Total Return Fund

By:	/s/ John P. Calamos, Sr.
Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	September 7, 2018

By:	/s/ Curtis Holloway
Name:	Curtis Holloway
Title:	Principal Financial Officer
Date:	September 7, 2018